Financial risk management - Maturity Analysis Financial Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of Maturity Analysis for Non-Derivative and Derivative Financial Liabilities [Line Items]
Trade and other payables	$ 164,881	$ 214,990
Borrowings	1,062,784	1,199,784
Leases Liabilities	593,814	502,642
Derivative financial instruments	169	3,057
Total	1,821,648	1,920,473
Less than 1 year
Disclosure of Maturity Analysis for Non-Derivative and Derivative Financial Liabilities [Line Items]
Trade and other payables	163,873	197,780
Borrowings	254,162	322,923
Leases Liabilities	69,858	67,181
Derivative financial instruments	169	2,961
Total	488,062	590,845
Between 1 and 2 years
Disclosure of Maturity Analysis for Non-Derivative and Derivative Financial Liabilities [Line Items]
Trade and other payables	528	16,843
Borrowings	83,359	103,844
Leases Liabilities	84,059	80,986
Derivative financial instruments	0	96
Total	167,946	201,769
Between 2 and 5 years
Disclosure of Maturity Analysis for Non-Derivative and Derivative Financial Liabilities [Line Items]
Trade and other payables	82	31
Borrowings	723,250	772,634
Leases Liabilities	206,413	168,565
Derivative financial instruments	0	0
Total	929,745	941,230
Over 5 Years
Disclosure of Maturity Analysis for Non-Derivative and Derivative Financial Liabilities [Line Items]
Trade and other payables	398	336
Borrowings	2,013	383
Leases Liabilities	233,484	185,910
Derivative financial instruments	0	0
Total	$ 235,895	$ 186,629